ALLOWANCE FOR LOAN AND LEASE LOSSES	12 Months Ended
Dec. 31, 2012
Allowance For Loan and Lease Losses [Abstract]
ALLOWANCE FOR LOAN AND LEASE LOSSES

NOTE 4 – ALLOWANCE FOR LOAN AND LEASE LOSSES

Allowance for Possible Loan Losses. The allowance for possible loan losses is a reserve established through a provision for possible loan losses charged to expense, which represents management’s best estimate of probable losses that have been incurred within the existing portfolio of loans. The allowance, in the judgment of management, is necessary to reserve for estimated loan losses and risks inherent in the loan portfolio. The Corporation’s allowance for possible loan loss methodology includes allowance allocations calculated in accordance with ASC Topic 310, “Receivables” and allowance allocations calculated in accordance with ASC Topic 450, “Contingencies.” Accordingly, the methodology is based on historical loss experience by type of credit and internal risk grade, specific homogeneous risk pools and specific loss allocations, with adjustments for current events and conditions. The Corporation’s process for determining the appropriate level of the allowance for possible loan losses is designed to account for credit deterioration as it occurs. The provision for possible loan losses reflects loan quality trends, including the levels of and trends related to non-accrual loans, past due loans, potential problem loans, criticized loans and net charge-offs or recoveries, among other factors. The provision for possible loan losses also reflects the totality of actions taken on all loans for a particular period. In other words, the amount of the provision reflects not only the necessary increases in the allowance for possible loan losses related to newly identified criticized loans, but it also reflects actions taken related to other loans including, among other things, any necessary increases or decreases in required allowances for specific loans or loan pools.

The level of the allowance reflects management’s continuing evaluation of industry concentrations, specific credit risks, loan loss experience, current loan portfolio quality, present economic, political and regulatory conditions and unidentified losses inherent in the current loan portfolio. Portions of the allowance may be allocated for specific credits; however, the entire allowance is available for any credit that, in management’s judgment, should be charged off. While management utilizes its best judgment and information available, the ultimate adequacy of the allowance is dependent upon a variety of factors beyond the Corporation’s control, including, among other things, the performance of the Corporation’s loan portfolio, the economy, changes in interest rates and the view of the regulatory authorities toward loan classifications.

The Corporation’s allowance for possible loan losses consists of three elements: (i) specific valuation allowances determined in accordance with ASC Topic 310 based on probable losses on specific loans; (ii) historical valuation allowances determined in accordance with ASC Topic 450 based on historical loan loss experience for similar loans with similar characteristics and trends, adjusted, as necessary, to reflect the impact of current conditions; and (iii) general valuation allowances determined in accordance with ASC Topic 450 based on general economic conditions and other qualitative risk factors both internal and external to the Corporation.

The allowances established for probable losses on specific loans are based on a regular analysis and evaluation of problem loans. Commercial loans are classified based on an internal credit risk grading process that evaluates, among other things: (i) the obligor’s ability to repay; (ii) the underlying collateral, if any; and (iii) the economic environment and industry in which the borrower operates. This analysis is performed at the relationship manager level for all commercial loans. When a loan has a calculated grade of 7 or higher, a special assets officer analyzes the loan to determine whether the loan is impaired and, if impaired, the need to specifically allocate a portion of the allowance for possible loan losses to the loan. Specific valuation allowances are determined by analyzing the borrower’s ability to repay amounts owed, collateral deficiencies, the relative risk grade of the loan and economic conditions affecting the borrower’s industry, among other things.

Historical valuation allowances are calculated based on the historical loss experience of specific types of loans and the internal risk grade of such loans at the time they were charged-off. The Corporation calculates historical loss ratios for pools of similar loans with similar characteristics based on the proportion of actual charge-offs experienced to the total population of loans in the pool. The historical loss ratios are periodically updated based on actual charge-off experience. A historical valuation allowance is established for each pool of similar loans based upon the product of the historical loss ratio and the total dollar amount of the loans in the pool. The Corporation’s pools of similar loans include similarly risk-graded groups of commercial and industrial loans, commercial real estate loans, consumer real estate loans and consumer and other loans.

The components of the general valuation allowance include (i) the additional reserves allocated to specific loan portfolio segments as a result of applying an environmental risk adjustment factor to the base historical loss allocation and (ii) the additional reserves that are not allocated to specific loan portfolio segments including allocations for groups of similar loans with risk characteristics that exceed certain concentration limits established by management.

There is an inherent imprecision in calculating the specific portion of the allowance for loan and lease losses (“ALLL”). Therefore, a factor has been added to the allocation of each of the identified segments of the loan portfolio to account for the imprecision.

Included in the general valuation allowances are allocations for groups of similar loans with risk characteristics that exceed certain concentration limits established by management. Concentration risk limits have been established, among other things, for certain industry concentrations, large balance and highly leveraged credit relationships that exceed specified risk grades, and loans originated with policy exceptions that exceed specified risk grades.

The allowance for loan losses is maintained at a level considered adequate to provide for the losses that can be reasonably anticipated. Management’s periodic evaluation of the adequacy of the allowance is based on the Corporation’s past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires material estimates that may be susceptible to change. During the first quarter of 2012, as part of the quantitative analysis of the adequacy of the allowance for loan losses, management adjusted its projection of probable loan losses. In prior years, the Corporation used a historic loss period of four quarters for all segments when estimating the historic charge off rates calculated in accordance with ASC Topic 450. During the first quarter of 2012, the Corporation changed the historic period to a rolling eight-quarter historic look-back period to better reflect the risk related to each individual segment of loans. During the third quarter of 2012, management adjusted the number of loan segments and incorporated environmental factors for various components such as economic conditions, trends in delinquencies, loan review assessments, credit concentrations and level of underperforming ratios. None of these changes have had a significant impact on the recorded amount of the allowance for loan losses.

General valuation allowances are based on general economic conditions and other qualitative risk factors both internal and external to the Corporation. In general, such valuation allowances are determined by evaluating, among other things: (i) the experience, ability and effectiveness of the Bank’s lending management and staff; (ii) the effectiveness of the Corporation’s loan policies, procedures and internal controls; (iii) changes in asset quality; (iv) changes in loan portfolio volume; (v) the composition and concentrations of credit; (vi) the impact of competition on loan structuring and pricing; (vii) the effectiveness of the internal loan review function; (viii) the impact of environmental risks on portfolio risks; and (ix) the impact of changes to interest rates on portfolio risk. Management evaluates the degree of risk that each one of these components has on the quality of the loan portfolio on a quarterly basis. Each component is determined to have either a high, moderate or low degree of risk. The results are then input into a “general allocation matrix” to determine an appropriate general valuation allowance.

Included in the general valuation allowances are allocations for groups of similar loans with risk characteristics that exceed certain concentration limits established by management. Concentration risk limits have been established, among other things, for certain industry concentrations, large balance and highly leveraged credit relationships that exceed specified risk grades, and loans originated with policy exceptions that exceed specified risk grades.

Loans identified as losses by management and internal loan review are charged-off. Furthermore, consumer loan accounts are charged-off automatically based on regulatory requirements.

The following table summarizes the allocation in the allowance for loan losses by loan segment for the years ended December 31, 2012, 2011 and 2010 (dollars in thousands):

		Residential	Consumer &
December 31, 2012	Commercial	Real Estate	Other Retail	Unallocated	Totals
Beginning Balance	$5,957	$2,113	$192	$938	$9,200
Less: Charge-offs	1,690	176	19	-	1,885
Add: Recoveries	364	2	8	-	374
Add: Provisions	2,897	(830)	(9)	(938)	1,120
Ending Balance	$7,528	$1,109	$172	$-	$8,809

		Residential	Consumer &
December 31, 2012	Commercial	Real Estate	Other Retail	Unallocated	Totals
Loans individually evaluated for impairment	$221	$82	$-	$-	$303
Loans collectively evaluated for impairment	7,307	1,027	172	-	8,507
Ending Balance	$7,528	$1,109	$172	$-	$8,809

The following table shows loans as of December 31, 2012 and 2011, related to each balance in the allowance for possible loan and lease losses by portfolio segment and disaggregated on the basis of the Bank’s impairment methodology (dollars in thousands):

		Residential	Consumer &	Totals
December 31, 2012	Commercial	real estate	other retail
Loans
Loans individually evaluated for impairment	$7,627	$1,015	$-	$8,642
Loans collectively evaluated for impairment	328,298	195,334	34,885	558,517
Total	$335,925	$196,349	$34,885	$567,159

		Residential	Consumer &
December 31, 2011	Commercial	Real Estate	Other Retail	Unallocated	Totals
Beginning Balance	$6,915	$2,001	$408	$96	$9,420
Less: Charge-offs	3,353	52	147	-	3,552
Add: Recoveries	103	-	104	-	207
Add: Provisions	2,292	164	(173)	842	3,125
Ending Balance	$5,957	$2,113	$192	$938	$9,200

		Residential	Consumer &
December 31, 2011	Commercial	Real Estate	Other Retail	Unallocated	Totals
Loans individually evaluated for impairment	$1,111	131	-	-		$1,242
Loans collectively evaluated for impairment	4,846	1,982	192	938		7,958
Ending Balance	$5,957	$2,113	$192	$938	$	$9,200

		Residential	Consumer &
December 31, 2011	Commercial	real estate	other retail	Totals
Loans
Loans individually evaluated for impairment	12,387	1,217	-	13,604
Loans collectively evaluated for impairment	268,536	221,365	14,297	504,198
Total	$280,923	$222,582	$14,297	$517,802

The following table summarizes the changes in the allowance for loan losses for the year ended December 31, 2010 (dollars in thousands):

		Residential	Consumer &
December 31, 2010	Commercial	Real Estate	Other Retail	Unallocated	Totals
Beginning Balance	6,375	1,227	489	838	8,929
Less: Charge-offs	(2,046)	(108)	(77)	-	(2,231)
Add: Recoveries	782	-	44	-	826
Add: Provisions	1,804	882	(48)	(742)	1,896
Ending Balance	$6,915	$2,001	$408	$96	$9,420